John Hancock Funds II

Supplement dated July 3, 2014 to the current Class NAV Prospectus

Value Fund (the “fund”)

The fund’s principal investment strategies under the heading “Principal investment strategies” in the “Fund summary” section for the fund are amended to permit the fund to hedge non-U.S. currency exposure through the use of forward foreign currency contracts.

In addition, the “Principal risks of investing in the fund” are amended to add the following risk:

Forward currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transaction), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Funds II

Supplement dated July 3, 2014 to the current Class NAV Prospectus

Fundamental Large Cap Value Fund (the “fund”)

Effective June 25, 2014, the paragraph under “Management fee for Fundamental Large Cap Value Fund” in the “Who’s who” section of the Prospectus is revised and restated as follows:

The fund pays the adviser a management fee for its services to the fund. The fee is stated as an annual percentage of the current value of the net assets of the fund, together with the assets of Fundamental Large Cap Value Trust and Fundamental Value Trust, both series of John Hancock Variable Insurance Trust, determined in accordance with the following schedule, and that rate is applied to the average daily net assets of the fund.

Average daily aggregate net assets	Annual rate
First $500 million	0.70%
Next $500 million	0.65%
Excess over $1 billion	0.60%

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Funds II

Supplement dated July 3, 2014 to the current Prospectus

Fundamental Large Cap Value Fund (the “fund”)

Effective June 25, 2014, the paragraph under “Management fee” in the “Who’s who” section of the Prospectus is revised and restated as follows:

The fund pays the adviser a management fee for its services to the fund. The fee is stated as an annual percentage of the current value of the net assets of the fund, together with the assets of Fundamental Large Cap Value Trust and Fundamental Value Trust, both series of John Hancock Variable Insurance Trust, determined in accordance with the following schedule, and that rate is applied to the average daily net assets of the fund.

Average daily aggregate net assets	Annual rate
First $500 million	0.70%
Next $500 million	0.65%
Excess over $1 billion	0.60%

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.